Capital Stock (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Common Stock Authorized	200,000,000	200,000,000
Preferred Stock Authorized	50,000,000	50,000,000
Common Stock Issued	14,529,334	0
Common Stock Issued, Value	$ 669,215
Common Stock Outstanding	14,529,334
Preferred Stock Outstanding	0